Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other non-current liabilities
Schedule of other non current liabilities

	As of December 31,
	2023	2024
	RMB	RMB
Deposits received from franchisees	181,926	235,080
Asset retirement obligations	3,958	4,132
Others	8,568	6,356
Total	194,452	245,568